UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
Address:   405 Lexington Ave
           New York, NY 10174

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Romanna D. Kekish
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-972-8157
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Romanna D. Kekish               New York, NY 10174                2/13/2009
---------------------               ------------------                ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           77
                                         -----------
Form 13F Information Table Value Total:     $172,317
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABAXIS INC.                    Common           002567105      520   32500          SOLE              14500      0 18000
AFLAC INC.                     Common           001055102     5771  125905          SOLE             103420      0 22485
AFTERSOFT GROUP INC            Common           00831R105        2   20000          SOLE              20000      0     0
AMBAC FINANCIAL GROUP INC      Common           023139108      280  215980          SOLE             174180      0 41800
AMERICAN EXPRESS               Common           025816109      330   17818          SOLE              16068      0  1750
AMYLIN PHARMACEUTICALS         Common           032346108     1403  129340          SOLE             112050      0 17290
APOLLO GROUP INC CL A          Common           037604105      589    7700          SOLE               6040      0  1660
ARCH COAL INC.                 Common           039380100     3288  201900          SOLE             169820      0 32080
AT & T INC                     Common           00206R102     3287  115358          SOLE              97958      0 17400
AUTOMATIC DATA PROC. INC       Common           053015103     1422   36150          SOLE              35750      0   400
BALDOR ELECTRIC                Common           057741100      795   44540          SOLE              37620      0  6920
BARRICK GOLD CORP              Common           067901108     6388  173730          SOLE             147800      0 25930
BED BATH & BEYOND INC.         Common           075896100      723   28460          SOLE              25070      0  3390
BP PLC ADR                     Common           055622104     4640   99289          SOLE              84966      0 14323
BP PLC ADR                     Common           055622104       42     900          OTHER                 0      0   900
CATERPILLAR INC                Common           149123101     5349  119745          SOLE              99245      0 20500
CEPHALON INC                   Common           156708109      593    7710          SOLE               7400      0   310
CHEVRON CORP                   Common           166764100      263    3559          SOLE                  0      0  3559
COCA COLA                      Common           191216100     5553  122680          SOLE             106240      0 16440
COLGATE-PALMOLIVE              Common           194162103     6455   94180          SOLE              77440      0 16740
COLGATE-PALMOLIVE              Common           194162103       54     800          OTHER                 0      0   800
COMPUTER SCIENCES CORP         Common           205363104       35    1000          OTHER                 0      0  1000
COMPUTER SCIENCES CORP         Common           205363104     3175   90365          SOLE              80315      0 10050
CONAGRA FOOD INC               Common           205887102      363   22000          SOLE              12500      0  9500
CONOCOPHILLIPS                 Common           20825C104     5305  102425          SOLE              85205      0 17220
DEVON ENERGY CORP              Common           25179M103     3269   49758          SOLE              41808      0  7950
DOMINION RESOURCES INC         Common           25746U109      819   22866          SOLE              16366      0  6500
EMERSON ELECTRIC CO            Common           291011104     6169  168506          SOLE             136070      0 32436
EMERSON ELECTRIC CO            Common           291011104       51    1400          OTHER                 0      0  1400
EXXON MOBIL CORPORATION        Common           30231G102     3978   49840          SOLE              29284      0 20556
FEDEX CORPORATION              Common           31428X106      705   11000          SOLE               7700      0  3300
FISERV INC                     Common           337738108     1734   47685          SOLE              38505      0  9180
FISERV INC                     Common           337738108       29     800          OTHER                 0      0   800
GENERAL ELECTRIC CO            Common           369604103      203   12563          SOLE               8963      0  3600
GERON CORP                     Common           374163103       60   13000          SOLE              13000      0     0
GRANITE CONSTRUCTION INC.      Common           387328107     6960  158440          SOLE             137380      0 21060
HOME DEPOT INC                 Common           437076102     1716   74572          SOLE              66852      0  7720
HONDA MOTOR CO LTD ADR         Common           438128308     2446  114650          SOLE              91560      0 23090
ILLINOIS TOOL WORKS INC        Common           452308109     6179  176295          SOLE             145975      0 30320
ILLINOIS TOOL WORKS INC        Common           452308109       42    1200          OTHER                 0      0  1200
INTL BUSINESS MACHINES         Common           459200101      476    5660          SOLE               5660      0     0
ISHARES COMEX GOLD TR          Common           464285105      213    2500          SOLE               2500      0     0
JOHNSON & JOHNSON INC          Common           478160104     2286   38220          SOLE              22080      0 16140
LILLY ELI & CO                 Common           532457108     4334  107625          SOLE              98445      0  9180
LINCOLN NATIONAL CORP          Common           534187109     4474  237501          SOLE             197181      0 40320
LINCOLN NATIONAL CORP          Common           534187109       18    1000          OTHER                 0      0  1000
LOUISIANA-PACIFIC CORP         Common           546347105      164  105190          SOLE              77200      0 27990
LOWE'S COS INC.                Common           548661107     2063   95890          SOLE              82350      0 13540
MBIA INC                       Common           55262C100      602  147960          SOLE             125460      0 22500
MCDONALDS CORP"                Common           580135101     9696  155916          SOLE             129708      0 26208
MEDTRONIC INC                  Common           585055106      425   13558          SOLE              13668      0  -110
MOLEX INC                      Common           608554101     3261  225114          SOLE             188638      0 36476
MOTOROLA INC                   Common           620076109      189   42750          SOLE              42750      0     0
NEWMONT MINING CORP            Common           651639106     1843   45300          SOLE              33800      0 11500
NVIDIA CORP                    Common           67066G104      162   20150          SOLE              10000      0 10150
ORACLE CORP                    Common           68389X105     4118  232290          SOLE             217190      0 15100
ORACLE CORP                    Common           68389X105       35    2000          OTHER                 0      0  2000
PEABODY ENERGY CORP            Common           704549104      735   32350          SOLE              26650      0  5700
PEPSICO INC                    Common           713448108     7500  136947          SOLE             109538      0 27409
PEPSICO INC                    Common           713448108       54    1000          OTHER                 0      0  1000
PROCTER & GAMBLE CO            Common           742718109     5202   84156          SOLE              71064      0 13092
PRUDENTIAL FINANCIAL INC.      Common           744320102     1054   34855          SOLE              26305      0  8550
RIO TINTO PLC ADR              Common           767204100      305    3440          SOLE               2790      0   650
S.Y. BANCORP INC               Common           785060104      282   10290          SOLE              10290      0     0
SAP AG-SPONSORED ADR           Common           803054204     3485   96240          SOLE              74910      0 21330
SAP AG-SPONSORED ADR           Common           803054204       36    1000          OTHER                 0      0  1000
SONOCO PRODUCTS CO             Common           835495102      476   20586          SOLE                  0      0 20586
TEXAS INSTRUMENTS              Common           882508104      321   20705          SOLE              18385      0  2320
TOYOTA MOTOR CORP ADR          Common           892331307     2317   35410          SOLE              30880      0  4530
U.S. BANCORP                   Common           902973304      818   32720          SOLE              15960      0 16760
UNISYS CORP                    Common           909214108      239  281900          SOLE             219400      0 62500
URS CORP                       Common           903236107     7040  172680          SOLE             139490      0 33190
VALLEY NATIONAL BANCORP        Common           919794107      278   13760          SOLE              13760      0     0
VEOLIA ENVIRONMENTAL-ADR       Common           92334N103     1445   45590          SOLE              36080      0  9510
VERIZON COMMUNICATIONS         Common           92343V104     3666  108146          SOLE              91876      0 16270
VULCAN MATERIALS CO            Common           929160109     6999  100590          SOLE              77725      0 22865
WYETH                          Common           983024100     4683  124860          SOLE             101190      0 23670